Annual Fund Operating Expenses	Oct. 28, 2025
Catalyst Insider Buying Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.21%
Expenses (as a percentage of Assets)	2.46%
Fee Waiver or Reimbursement	(0.93%)	[1]
Net Expenses (as a percentage of Assets)	1.53%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.13%
Expenses (as a percentage of Assets)	3.13%
Fee Waiver or Reimbursement	(0.85%)	[1]
Net Expenses (as a percentage of Assets)	2.28%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.18%
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	(0.90%)	[1]
Net Expenses (as a percentage of Assets)	1.28%
Catalyst Energy Infrastructure Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	1.68%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	2.45%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	2.43%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	1.43%
Catalyst/MAP Global Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.40%)	[4]
Net Expenses (as a percentage of Assets)	1.22%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.40%)	[4]
Net Expenses (as a percentage of Assets)	1.97%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.40%)	[4]
Net Expenses (as a percentage of Assets)	0.97%
Catalyst/Lyons Tactical Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.82%
Expenses (as a percentage of Assets)	2.32%
Fee Waiver or Reimbursement	(0.79%)	[5]
Net Expenses (as a percentage of Assets)	1.53%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	3.06%
Fee Waiver or Reimbursement	(0.78%)	[5]
Net Expenses (as a percentage of Assets)	2.28%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.78%
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.75%)	[5]
Net Expenses (as a percentage of Assets)	1.28%
Catalyst Dynamic Alpha Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.13%)	[6]
Net Expenses (as a percentage of Assets)	1.38%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	2.26%
Fee Waiver or Reimbursement	(0.13%)	[6]
Net Expenses (as a percentage of Assets)	2.13%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.13%)	[6]
Net Expenses (as a percentage of Assets)	1.13%
Catalyst Systematic Alpha Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.08%	[7]
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	2.10%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.08%	[7]
Expenses (as a percentage of Assets)	2.88%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	2.85%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.08%	[7]
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.00%)	[8]
Net Expenses (as a percentage of Assets)	1.85%
Catalyst Systematic High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.07%	[9]
Expenses (as a percentage of Assets)	2.43%
Fee Waiver or Reimbursement	(0.12%)	[10]
Net Expenses (as a percentage of Assets)	2.31%
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.07%	[9]
Expenses (as a percentage of Assets)	3.18%
Fee Waiver or Reimbursement	(0.12%)	[10]
Net Expenses (as a percentage of Assets)	3.06%
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.07%	[9]
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	(0.12%)	[10]
Net Expenses (as a percentage of Assets)	2.06%
Catalyst Buffered Shield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.84%
Other Expenses (as a percentage of Assets):	0.89%
Acquired Fund Fees and Expenses	0.07%	[11]
Expenses (as a percentage of Assets)	2.46%
Fee Waiver or Reimbursement	(0.86%)	[12]
Net Expenses (as a percentage of Assets)	1.60%
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.84%
Other Expenses (as a percentage of Assets):	0.89%
Acquired Fund Fees and Expenses	0.07%	[11]
Expenses (as a percentage of Assets)	3.21%
Fee Waiver or Reimbursement	(0.86%)	[12]
Net Expenses (as a percentage of Assets)	2.35%
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.84%
Other Expenses (as a percentage of Assets):	0.89%
Acquired Fund Fees and Expenses	0.07%	[11]
Expenses (as a percentage of Assets)	2.21%
Fee Waiver or Reimbursement	(0.86%)	[12]
Net Expenses (as a percentage of Assets)	1.35%
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.09%	[13]
Expenses (as a percentage of Assets)	2.25%
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.09%	[13]
Expenses (as a percentage of Assets)	3.00%
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.09%	[13]
Expenses (as a percentage of Assets)	3.00%
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.09%	[13]
Expenses (as a percentage of Assets)	2.00%
Catalyst Nasdaq-100 Hedged Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component2 Other Expenses	1.03%
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.05%	[14]
Expenses (as a percentage of Assets)	2.62%
Fee Waiver or Reimbursement	(0.79%)	[15]
Net Expenses (as a percentage of Assets)	1.83%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	1.03%
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.05%	[14]
Expenses (as a percentage of Assets)	3.37%
Fee Waiver or Reimbursement	(0.79%)	[15]
Net Expenses (as a percentage of Assets)	2.58%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	1.03%
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.05%	[14]
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.79%)	[15]
Net Expenses (as a percentage of Assets)	1.58%
Catalyst/Aspect Enhanced Multi-Asset Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.78%
Acquired Fund Fees and Expenses	0.05%	[16]
Expenses (as a percentage of Assets)	2.83%
Fee Waiver or Reimbursement	(0.54%)	[17]
Net Expenses (as a percentage of Assets)	2.29%
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.78%
Acquired Fund Fees and Expenses	0.05%	[16]
Expenses (as a percentage of Assets)	3.58%
Fee Waiver or Reimbursement	(0.54%)	[17]
Net Expenses (as a percentage of Assets)	3.04%
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.78%
Acquired Fund Fees and Expenses	0.05%	[16]
Expenses (as a percentage of Assets)	2.58%
Fee Waiver or Reimbursement	(0.54%)	[17]
Net Expenses (as a percentage of Assets)	2.04%
Catalyst/Welton Advantage Multi-Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.75%
Acquired Fund Fees and Expenses	0.03%	[18]
Expenses (as a percentage of Assets)	2.78%
Fee Waiver or Reimbursement	(0.51%)	[19]
Net Expenses (as a percentage of Assets)	2.27%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.75%
Acquired Fund Fees and Expenses	0.03%	[18]
Expenses (as a percentage of Assets)	3.53%
Fee Waiver or Reimbursement	(0.51%)	[19]
Net Expenses (as a percentage of Assets)	3.02%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.75%
Acquired Fund Fees and Expenses	0.03%	[18]
Expenses (as a percentage of Assets)	2.53%
Fee Waiver or Reimbursement	(0.51%)	[19]
Net Expenses (as a percentage of Assets)	2.02%
Catalyst Insider Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.01%	[20]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.41%)	[21]
Net Expenses (as a percentage of Assets)	1.01%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.01%	[20]
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.41%)	[21]
Net Expenses (as a percentage of Assets)	1.76%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.01%	[20]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.41%)	[21]
Net Expenses (as a percentage of Assets)	0.76%
Catalyst/SMH High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.11%
Acquired Fund Fees and Expenses	0.01%	[22]
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.88%)	[23]
Net Expenses (as a percentage of Assets)	1.49%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.11%
Acquired Fund Fees and Expenses	0.01%	[22]
Expenses (as a percentage of Assets)	3.12%
Fee Waiver or Reimbursement	(0.88%)	[23]
Net Expenses (as a percentage of Assets)	2.24%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.11%
Acquired Fund Fees and Expenses	0.01%	[22]
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(0.88%)	[23]
Net Expenses (as a percentage of Assets)	1.24%
Catalyst/SMH Total Return Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.14%
Acquired Fund Fees and Expenses	0.62%	[24]
Expenses (as a percentage of Assets)	3.01%
Fee Waiver or Reimbursement	(0.81%)	[25]
Net Expenses (as a percentage of Assets)	2.20%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.14%
Acquired Fund Fees and Expenses	0.62%	[24]
Expenses (as a percentage of Assets)	3.76%
Fee Waiver or Reimbursement	(0.81%)	[25]
Net Expenses (as a percentage of Assets)	2.95%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.14%
Acquired Fund Fees and Expenses	0.62%	[24]
Expenses (as a percentage of Assets)	2.76%
Fee Waiver or Reimbursement	(0.81%)	[25]
Net Expenses (as a percentage of Assets)	1.95%
Catalyst/MAP Global Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.22%
Acquired Fund Fees and Expenses	0.01%	[26]
Expenses (as a percentage of Assets)	2.48%
Fee Waiver or Reimbursement	(1.25%)	[27]
Net Expenses (as a percentage of Assets)	1.23%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.22%
Acquired Fund Fees and Expenses	0.01%	[26]
Expenses (as a percentage of Assets)	3.23%
Fee Waiver or Reimbursement	(1.25%)	[27]
Net Expenses (as a percentage of Assets)	1.98%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.22%
Acquired Fund Fees and Expenses	0.01%	[26]
Expenses (as a percentage of Assets)	2.23%
Fee Waiver or Reimbursement	(1.25%)	[27]
Net Expenses (as a percentage of Assets)	0.98%
Catalyst/CIFC Senior Secured Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.04%	[28]
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.32%)	[29]
Net Expenses (as a percentage of Assets)	1.19%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.04%	[28]
Expenses (as a percentage of Assets)	2.26%
Fee Waiver or Reimbursement	(0.32%)	[29]
Net Expenses (as a percentage of Assets)	1.94%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.04%	[28]
Expenses (as a percentage of Assets)	2.26%
Fee Waiver or Reimbursement	(0.32%)	[29]
Net Expenses (as a percentage of Assets)	1.94%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.04%	[28]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.32%)	[29]
Net Expenses (as a percentage of Assets)	0.94%
Catalyst Enhanced Income Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%	[30]
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	(0.32%)	[31]
Net Expenses (as a percentage of Assets)	1.76%
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%	[30]
Expenses (as a percentage of Assets)	2.83%
Fee Waiver or Reimbursement	(0.32%)	[31]
Net Expenses (as a percentage of Assets)	2.51%
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%	[30]
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.32%)	[31]
Net Expenses (as a percentage of Assets)	1.51%
Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%	[32]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.43%
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%	[32]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	2.18%
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%	[32]
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.38%
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%	[32]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.18%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.56%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	2.31%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.51%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.31%
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.07%
Eventide Balanced Fund | Eventide Balanced Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.82%
Eventide Balanced Fund | Eventide Balanced Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.02%
Eventide Balanced Fund | Eventide Balanced Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.82%
Eventide Dividend Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	0.01%
Net Expenses (as a percentage of Assets)	1.20%	[33]
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	0.01%
Net Expenses (as a percentage of Assets)	1.95%	[33]
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class N Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	0.01%
Net Expenses (as a percentage of Assets)	1.15%	[33]
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	0.01%
Net Expenses (as a percentage of Assets)	0.95%	[33]
Eventide Limited-Term Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.15%)	[34],[35]
Net Expenses (as a percentage of Assets)	0.70%	[34],[35]
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.15%)	[34],[35]
Net Expenses (as a percentage of Assets)	1.45%	[34],[35]
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.15%)	[34],[35]
Net Expenses (as a percentage of Assets)	0.65%	[34],[35]
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.15%)	[34],[35]
Net Expenses (as a percentage of Assets)	0.45%	[34],[35]
Eventide Exponential Technologies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[36]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.79%	[36]
Fee Waiver or Reimbursement	(0.19%)	[36],[37]
Net Expenses (as a percentage of Assets)	1.60%	[36],[37]
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[36]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	2.54%	[36]
Fee Waiver or Reimbursement	(0.19%)	[36],[37]
Net Expenses (as a percentage of Assets)	2.35%	[36],[37]
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[36]
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.74%	[36]
Fee Waiver or Reimbursement	(0.19%)	[36],[37]
Net Expenses (as a percentage of Assets)	1.55%	[36],[37]
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[36]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.54%	[36]
Fee Waiver or Reimbursement	(0.19%)	[36],[37]
Net Expenses (as a percentage of Assets)	1.35%	[36],[37]
Eventide Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.20%)	[38],[39]
Net Expenses (as a percentage of Assets)	0.73%	[38],[39]
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.20%)	[38],[39]
Net Expenses (as a percentage of Assets)	1.48%	[38],[39]
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.20%)	[38],[39]
Net Expenses (as a percentage of Assets)	0.68%	[38],[39]
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.20%)	[38],[39]
Net Expenses (as a percentage of Assets)	0.48%	[38],[39]
Eventide Large Cap Focus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.19%)	[40]
Net Expenses (as a percentage of Assets)	1.19%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	(0.19%)	[40]
Net Expenses (as a percentage of Assets)	1.94%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.19%)	[40]
Net Expenses (as a percentage of Assets)	1.14%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.19%)	[40]
Net Expenses (as a percentage of Assets)	0.94%

[1]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.53%, 2.28% and 1.28% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[2]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.68%, 2.43% and 1.43% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.21%, 1.96% and 0.96% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[5]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.53%. 2.28% and 1.28% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[6]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (“the Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.38%, 2.13% and 1.13% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[8]	The Fund’s advisor, Catalyst Capital Advisors LLC “(the Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.02%, 2.77% and 1.77% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[9]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[10]	The Fund’s advisor, Catalyst Capital Advisors, LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses and, extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[11]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[12]	The Fund’s advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses, and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.48%, 2.23% and 1.23% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[13]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[15]	The Fund’s advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; underlying fund expenses; taxes and, extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.74%, 2.49% and 1.49% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[16]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[17]	The Fund’s advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; acquired fund fees and expenses; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[18]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[19]	The advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; acquired fund fees and expenses; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[20]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in his fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[21]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to limit the total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.00%, 1.75% and 0.75% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[22]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[23]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.48%, 2.23% and 1.23% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[24]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[25]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.58%, 2.33% and 1.33% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[26]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[27]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.22%, 1.97% and 0.97% for Class A, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[28]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[29]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.15%, 1.90%, 1.90% and 0.90% for Class A shares, Class C shares, Class C-1 shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[30]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[31]	The Fund’s investment advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.75%, 2.50% and 1.50% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2026. This agreement may be terminated by the Fund’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the investment advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[32]	Reflects breakpoint in management fee based on Fund’s asset level.
[33]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[34]	Restated to reflect current fees.
[35]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.70%, 1.45%, 0.65% and 0.45% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[36]	Restated to reflect current fees.
[37]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.60%, 2.35%, 1.55% and 1.35% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[38]	Restated to reflect current fees.
[39]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.73%, 1.48%, 0.68% and 0.48% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between Mutual Fund Series Trust (the “Trust”) and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[40]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.19%, 1.94%, 1.14% and 0.94% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between Mutual Fund Series Trust (the “Trust”) and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.